JPMorgan U.S. GARP Equity Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 1.2%
Howmet Aerospace, Inc.	75	9,777
TransDigm Group, Inc.	8	10,294
		20,071
Automobiles — 2.7%
Tesla, Inc. *	169	43,711
Banks — 0.4%
Bank of America Corp.	158	6,606
Beverages — 1.2%
Coca-Cola Co. (The)	84	6,044
PepsiCo, Inc.	94	14,096
		20,140
Biotechnology — 2.4%
AbbVie, Inc.	126	26,472
Neurocrine Biosciences, Inc. *	34	3,743
Regeneron Pharmaceuticals, Inc.	14	9,038
		39,253
Broadline Retail — 7.4%
Amazon.com, Inc. *	644	122,484
Building Products — 1.0%
Trane Technologies plc	48	16,306
Capital Markets — 2.0%
Charles Schwab Corp. (The)	115	9,018
Goldman Sachs Group, Inc. (The)	18	10,068
KKR & Co., Inc.	73	8,403
S&P Global, Inc.	11	5,538
		33,027
Chemicals — 0.5%
Linde plc	18	8,364
Communications Equipment — 1.5%
Arista Networks, Inc. *	147	11,418
Motorola Solutions, Inc.	30	13,106
		24,524
Construction & Engineering — 0.3%
Quanta Services, Inc.	21	5,303
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	11	5,388
Consumer Finance — 0.7%
American Express Co.	44	11,701
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	15	14,007
US Foods Holding Corp. *	142	9,325
		23,332

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 0.6%
NextEra Energy, Inc.	81	5,740
PG&E Corp.	233	4,004
		9,744
Electrical Equipment — 0.3%
Eaton Corp. plc	19	5,203
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	106	6,936
Energy Equipment & Services — 0.6%
Baker Hughes Co.	205	9,026
Entertainment — 1.3%
Spotify Technology SA *	16	8,730
Walt Disney Co. (The)	128	12,636
		21,366
Financial Services — 4.4%
Mastercard, Inc., Class A	98	53,514
Visa, Inc., Class A	56	19,669
		73,183
Ground Transportation — 1.0%
CSX Corp.	113	3,323
Uber Technologies, Inc. *	186	13,556
		16,879
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp. *	84	8,460
Intuitive Surgical, Inc. *	13	6,758
Stryker Corp.	22	8,081
		23,299
Health Care Providers & Services — 1.3%
Cigna Group (The)	16	5,361
UnitedHealth Group, Inc.	32	16,709
		22,070
Health Care REITs — 0.5%
Ventas, Inc.	130	8,913
Hotels, Restaurants & Leisure — 2.9%
Chipotle Mexican Grill, Inc. *	235	11,800
DoorDash, Inc., Class A *	84	15,278
Hilton Worldwide Holdings, Inc.	54	12,252
McDonald's Corp.	27	8,616
		47,946
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	22	2,582

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — 1.2%
Arthur J Gallagher & Co.	31	10,522
Progressive Corp. (The)	33	9,447
		19,969
Interactive Media & Services — 10.4%
Alphabet, Inc., Class A	304	46,915
Alphabet, Inc., Class C	212	33,133
Meta Platforms, Inc., Class A	146	84,102
Pinterest, Inc., Class A *	223	6,921
		171,071
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	13	6,209
Oil, Gas & Consumable Fuels — 0.3%
ConocoPhillips	50	5,280
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	88	3,843
Pharmaceuticals — 3.0%
Eli Lilly & Co.	37	30,808
Johnson & Johnson	62	10,265
Merck & Co., Inc.	94	8,395
		49,468
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	73	7,641
Semiconductors & Semiconductor Equipment — 15.7%
Advanced Micro Devices, Inc. *	89	9,145
Analog Devices, Inc.	30	6,025
ASML Holding NV (Registered), NYRS (Netherlands)	9	6,059
Broadcom, Inc.	223	37,397
Lam Research Corp.	154	11,232
Marvell Technology, Inc.	90	5,539
NVIDIA Corp.	1,525	165,239
NXP Semiconductors NV (China)	26	4,889
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	51	8,443
Texas Instruments, Inc.	33	5,880
		259,848
Software — 17.1%
Adobe, Inc. *	11	4,136
AppLovin Corp., Class A *	16	4,326
Cadence Design Systems, Inc. *	44	11,122
Fair Isaac Corp. *	5	10,342
Intuit, Inc.	19	11,850
Microsoft Corp.	473	177,509
Oracle Corp.	131	18,288

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Salesforce, Inc.	95	25,415
ServiceNow, Inc. *	25	19,809
		282,797
Specialized REITs — 0.3%
Equinix, Inc.	6	4,771
Specialty Retail — 1.8%
Lowe's Cos., Inc.	95	22,206
TJX Cos., Inc. (The)	55	6,712
		28,918
Technology Hardware, Storage & Peripherals — 9.7%
Apple, Inc.	690	153,204
Seagate Technology Holdings plc	82	6,979
		160,183
Tobacco — 0.7%
Altria Group, Inc.	188	11,280
Total Common Stocks (Cost $991,465)		1,638,635
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $12,848)	12,845	12,848
Total Investments — 100.0% (Cost $1,004,313)		1,651,483
Other Assets in Excess of Liabilities — 0.0% ^		473
NET ASSETS — 100.0%		1,651,956

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	34	06/20/2025	USD	9,616	(36)

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Abbreviations
USD	United States Dollar

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,651,483	$—	$—	$1,651,483
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(36)	$—	$—	$(36)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$19,423	$304,291	$310,867	$1	$— (c)	$12,848	12,845	$733	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	12,122	12,122	—	—	—	—	25	—
Total	$19,423	$316,413	$322,989	$1	$—	$12,848		$758	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
(c)	Amount rounds to less than one thousand.